NOTES RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	May 12, 2022	Dec. 31, 2021 USD ($)
NOTES RECEIVABLE
Ratio of EBITDA	6
Stock price (as a percent)	80.00%
Number of days VWAP of equity shares	25 days
Unsecured promissory note (as a percent)	20.00%
Term of anniversary	4 years
Notes receivable annual interest rate	15.00%
Term of accrued interest payment	180 days
Notes receivable | $	$ 1,255,843		$ 0
Subordinated promissory note
NOTES RECEIVABLE
Note bearing interest	8.00%
Natural Healing Center, LLC
NOTES RECEIVABLE
Notes receivable reclassified | $	$ 5,461,255
Number of acquisitions related to retail dispensaries closed | item	3
California
NOTES RECEIVABLE
Number of dispensaries to be acquired | item	1
Executed Definitive Agreements | Natural Healing Center, LLC
NOTES RECEIVABLE
Percentage of equity interests acquired		100.00%